Related Party	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Party
Related Party

Note 6Related Party

During the year ended December 31, 2022, a related party provided $127,710 of cash, which will be used for future operating expenses. During the three months ended March 31, 2024 and the year ended December 31, 2023, a related party paid $0 and $192,184 of the Company’s operating expenses, respectively. The balance due to the related party as of March 31, 2024 and December 31, 2023 was $338,218 and $338,506, respectively. The above amounts and transactions are not necessarily what third parties would agree to.

During the year ended December 31, 2022, the Company received a loan of $110,000 from the CEO for advanced cash and paid operating expenses on behalf of the Company. On March 29, 2023, the Company revised the terms of the loan to a 10.00% original issue discount promissory note with a principal balance of $121,000 from the CEO for advanced cash and paid operating expenses on behalf of the Company. Notes payable issued with a face value higher than the proceeds received are recognized as a debt discount and is amortized as interest expense over the life of the underlying note payable. The promissory note matured on June 27, 2023. Interest is accrued monthly at the annual fixed rate of 12.00%, with principal and interest due upon maturity. The note has a default interest rate of 26% from the default date. As of March 31, 2024 and December 31, 2023, the related party promissory note net of unamortized debt discount was $121,000. The Company recognized $0 of amortized debt discount and $0 in accrued interest for the three months ended March 31, 2024. The Company recognized $367 of amortized debt discount and $121 in accrued interest for a total interest expense of $488 for the three months ended March 31, 2023. The Company had $17,930 in accrued interest as of March 31, 2024 and December 31, 2023, respectively, which is included within accounts payable and accrued liabilities on the condensed consolidated balance sheets. The above amounts and transactions are not necessarily what third parties would agree to.

On March 29, 2023, the Company received a 10.00% original issue discount promissory note with a principal balance of $132,000 from the CEO for advanced cash and paid operating expenses on behalf of the Company. Notes payable issued with a face value higher than the proceeds received are recognized as a debt discount and amortized as interest expense over the life of the underlying note payable. The promissory note matured on June 27, 2023. Interest is accrued monthly at the annual fixed rate of 12.00%, with principal and interest due upon maturity. The note has a default interest rate of 26% from the default date. As of March 31, 2024 and December 31, 2023, the related party promissory note net of unamortized debt discount was $132,000. The Company recognized $0 of amortized debt discount and $0 in accrued interest for the three months ended March 31, 2024. The Company recognized $400 of amortized debt discount and $132 in accrued interest for a total interest expense of $532 for the three months ended March 31, 2023. The Company had $21,120 in accrued interest as of March 31, 2024 and December 31, 2023, which is included within accounts payable and accrued liabilities on the condensed consolidated balance sheets. The above amounts and transactions are not necessarily what third parties would agree to.

On December 26, 2023, the Company received a 10.00% original issue discount promissory note with a principal balance of $77,000 from the CEO for advanced cash and paid operating expenses on behalf of the Company. Notes payable issued with a face value higher than the proceeds received are recognized as a debt discount and amortized as interest expense over the life of the underlying note payable. The promissory note matures on March 28, 2024. Interest is accrued monthly at the annual fixed rate of 12.00%, with principal and interest due upon maturity. The note has a default interest rate of 26% from the default date. As of March 31, 2024 and December 31, 2023, the related party promissory note net of unamortized debt discount was $77,000 and 70,000, respectively. The Company recognized $7,000 of amortized debt discount and $2,310 in accrued interest for a total interest expense of $9,310 for the three months ended March 31, 2024. The Company had $9,310 and $0 in accrued interest as of March 31, 2024 and December 31, 2023, which is included within accounts payable and accrued liabilities on the condensed consolidated balance sheets. The above amounts and transactions are not necessarily what third parties would agree to.

Note 6 Related Party

During the year ended December 31, 2022, a related party provided $127,710 of cash, which will be used for future operating expenses. During the years ended December 31, 2023 and 2022, a related party paid o$192,184 and $18,612 of the Company’s operating expenses, respectively. The balance due to the related party as of December 31, 2023 and 2022 was $338,506 and $146,322, respectively.

During the year ended December 31, 2022, the Company received a loan of $110,000 from the CEO for advanced cash and paid operating expenses on behalf of the Company. On March 29, 2023, the Company revised the terms of the loan to a 10.00% original issue discount promissory note with a principal balance of $121,000 from the CEO for advanced cash and paid operating expenses on behalf of the Company. Notes payable issued with a face value higher than the proceeds received are recognized as a debt discount and is amortized as interest expense over the life of the underlying note payable. The promissory note matured on June 27, 2023. Interest is accrued monthly at the annual fixed rate of 12.00%, with principal and interest due upon maturity. The note has a default interest rate of 26% from the default date. As of December 31, 2023, the related party promissory note net of unamortized debt discount was $121,000. The Company recognized $11,000 of amortized debt discount and $17,930 in accrued interest, including $14,300 of default interest, for a total interest expense of $28,930 for the year ended December 31, 2023. The Company had $17,930 and $0 in accrued interest as of December 31, 2023 and 2022, respectively, which is included within accounts payable and accrued liabilities on the consolidated balance sheets.

On March 29, 2023, the Company received a 10.00% original issue discount promissory note with a principal balance of $132,000 from the CEO for advanced cash and paid operating expenses on behalf of the Company. Notes payable issued with a face value higher than the proceeds received are recognized as a debt discount and amortized as interest expense over the life of the underlying note payable. The promissory note matured on June 27, 2023. Interest is accrued monthly at the annual fixed rate of 12.00%, with principal and interest due upon maturity. The note has a default interest rate of 26% from the default date. As of December 31, 2023, the related party promissory note net of unamortized debt discount was $132,000. The Company recognized $12,000 of amortized debt discount and $21,120 in accrued interest, including $17,100 of default interest, for a total interest expense of $33,120 for the year ended December 31, 2023. The Company had $21,120 in accrued interest as of December 31, 2023, which is included within accounts payable and accrued liabilities on the consolidated balance sheets.

On December 26, 2023, the Company received a 10.00% original issue discount promissory note with a principal balance of $77,000 from the CEO for advanced cash and paid operating expenses on behalf of the Company. Notes payable issued with a face value higher than the proceeds received are recognized as a debt discount and amortized as interest expense over the life of the underlying note payable. The promissory note matures on March 28, 2024. Interest is accrued monthly at the annual fixed rate of 12.00%, with principal and interest due upon maturity. The note has a default interest rate of 26% from the default date. As of December 31, 2023, the related party promissory note net of unamortized debt discount was $70,000. Amortized debt discount and interest were $0 for the year ending December 31, 2023.